Subsequent Events - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - Subsequent Event [member] $ in Thousands	2 Months Ended
Nov. 30, 2021 MXN ($)
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 42,870,829
October 5, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,500,000
October 12, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	2,400,000
October 19, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,000,000
October 26, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,000,000
November 5, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,000,000
November 16, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,000,000
November 19, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	32,615,539
November 22, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,000,000
November 26, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 1,355,290